Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 5,916,885	$ 4,311,498	$ 4,641,204
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) during period	92,930	4,597,215	(7,525,775)
Reclassification adjustments for gains included in net income	(115,616)	(399,760)	(134,177)
Other comprehensive income (loss), before income taxes	(22,686)	4,197,455	(7,659,952)
Income tax benefit (expense) related to items of other comprehensive income (loss)	7,701	(1,427,135)	2,604,384
Other comprehensive income (loss)	(14,985)	2,770,320	(5,055,568)
COMPREHENSIVE INCOME (LOSS)	$ 5,901,900	$ 7,081,818	$ (414,364)